Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 10,249	$ 41,808	$ 9,499
Accounts receivable	8,287	1,344
Inventory	18,023	35,281	(0)
Prepaid and other assets	1,180	1,179
Total current assets	37,738	79,612	9,499
Goodwill	512,196	512,196
Intangible assets	78,316	88,923
Total assets	628,250	680,731	9,499
Current Liabilities
Accrued payable and accrued liabilities	50,214	42,953	428
Common stock payable	273,989	843,878	(0)
Due to related parties		227,704	142,752
Due to related parties	227,953	227,704
Total current liabilities	552,156	1,114,535	143,180
Government loans	29,556	29,532
Total liabilities	581,712	1,144,067	143,180
Stockholders’ Deficit
Common stock, Par Value $0.001, 700,000,000 shares authorized, 75,000,000 and 23,889,500 shares issued and outstanding of shares as of December 31, 2022 and December 31, 2021, respectively	644,890	75,000	23,890
Additional paid in capital	25,740	25,740	25,740
Accumulated deficit	(586,186)	(525,881)	(183,311)
Accumulated other comprehensive loss	(37,905)	(38,195)
Total stockholders’ deficit	46,538	(463,336)	(133,681)
Total liabilities and stockholders’ deficit	$ 628,250	$ 680,731	$ 9,499